Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement of cash flows [abstract]
Earnings before taxes	€ (44.4)	€ (27.6)	€ (39.5)
Adjustments for
Depreciation and amortization	30.9	25.6	21.0
Income from investments accounted for using the equity method	1.3	0.7	(0.0)
Net finance costs	6.7	8.5	7.2
Other non-cash income and expenses	(1.2)	0.1	(3.0)
Change in other non-current assets	(0.7)	(0.2)	1.0
Change in other non-current liabilities	0.7	(0.3)	0.1
Change in:
Inventories	(29.2)	(10.9)	(29.0)
Trade receivables	(4.6)	(1.1)	4.1
Other current financial assets	(10.7)	(3.5)	(7.3)
Other current assets	(12.2)	4.4	(9.1)
Current provisions	2.0	2.5	(5.7)
Trade payables	19.0	(9.0)	19.7
Other current financial liabilities	7.8	(5.1)	2.8
Other current liabilities	5.1	9.6	13.3
Other Contract liabilities	(1.0)	2.2	3.1
Income tax payment	0.1	(0.1)	(0.8)
Net cash flow from operating activities	(30.4)	(4.2)	(22.1)
Purchase of intangible assets and property, plant and equipment	(24.2)	(26.5)	(24.8)
Proceeds from the sale of intangible assets and property, plant and equipment	0.1	0.0	0.0
Acquisition of subsidiaries, net of cash acquired	(7.5)	(0.3)	(4.3)
Acquisition of shares in equity method investments		(1.2)	(0.0)
Net cash flow from investing activities	(31.6)	(28.0)	(29.1)
Proceeds from capital contributions			138.6
Proceeds from the issue of convertible loans		24.4
Proceeds from financial liabilities to shareholders		0.0	31.5
Repayments of financial liabilities to related parties	(1.3)	(25.2)	(14.3)
Proceeds from financial liabilities to financial institutions	75.0	34.8	1.1
Repayment of financial liabilities to financial institutions	(38.0)	(1.3)	(2.6)
Acquisition of non-controlling interests	(4.7)	(0.4)
Proceeds of other loans	0.2
Repayment of other loans		(0.4)
Payments for lease liabilities	(10.4)	(7.8)	(6.4)
Interest paid	(3.6)	(4.4)	(5.0)
Net cash flow from financing activities	17.1	19.7	142.9
Currency translation differences	0.0	0.0	0.0
Change in cash and cash equivalents	(44.8)	(12.5)	91.7
Cash and cash equivalents at the beginning of the reporting period	95.6	108.1	16.4
Cash and cash equivalents at the end of the reporting period	€ 50.7	€ 95.6	€ 108.1